Long-term Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Long-term Inventories
Schedule of long-term inventories
	December 31	December 31,
	2012	2013
Work in progress	$—	$666
Finished goods	28	2,115
Long-term Inventories	$28	$2,781